INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2015 and 2016 are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	146,925,649	146,925,649	21,161,695
Acquired game development cost	12,285,000	12,285,000	1,769,408
Less: Accumulated amortization	(74,875,427)	(85,026,783)	(12,246,404)
Impairment provision	(4,394,381)	(72,398,186)	(10,427,508)
Translation difference	(1,064,355)	(1,785,680)	(257,191)

Net book value of intangible assets subject to amortization	78,876,486	—	—

Land use right
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,348	85,160,348	12,265,641
Less: accumulated amortization	(16,807,962)	(18,728,872)	(2,697,518)

Net book value	68,352,386	66,431,476	9,568,123